CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Total gross revenues	$ 883,549	$ 702,882	$ 637,379
Cost of revenues
Cost of services	(555,389)	(145,739)	(102,488)
Total cost of revenues	(555,389)	(145,739)	(102,488)
Gross profit	328,160	557,143	534,891
Operating (expenses) income
Selling expenses	(236,603)	(147,874)	(101,935)
General and administrative expenses (including related party amounts of US$1,109, US$1,084 and US$776 for the years ended December 31, 2013, 2014 and 2015, respectively)	(125,405)	(100,571)	(83,384)
Other income (loss)	(625)	835	786
Operating income (loss)	(34,473)	309,533	350,358
Foreign exchange gain (loss)	1,464	(44)	3
Interest income	22,221	43,857	27,803
Interest expense	$ (16,519)	$ (17,308)	(14,675)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale security of US$821,nil and nil for the years ended December 31, 2013, 2014 and 2015, respectively)			821
Government grants	$ 4,936	$ 7,205	$ 4,031
Investment income	$ 1,333
Other-than-temporary impairment on available-for-sale securities		$ (8,417)
Gain on bargain purchase			$ 102
Income (loss) before income taxes and noncontrolling interests	$ (21,038)	$ 334,826	368,443
Income tax (expense) benefit	5,905	(81,609)	(69,781)
Net income (loss)	(15,133)	$ 253,217	298,662
Net income (loss) attributable to noncontrolling interests	(37)		53
Net income(loss) attributable to SouFun Holdings Limited's shareholders	(15,096)	$ 253,217	298,609
Other comprehensive income (loss), before tax
Foreign currency translation adjustments	(55,928)	(4,323)	20,150
Unrealized gain(loss) on available-for-sale securities	$ (4,002)	$ 10,508	78
Reclassification adjustment for gain included in net income			(821)
Other comprehensive income (loss), before tax	$ (59,930)	$ 6,185	$ 19,407
Income tax expense related to components of other comprehensive income
Other comprehensive income, net of tax	$ (59,930)	$ 6,185	$ 19,407
Comprehensive income (loss)	(75,063)	$ 259,402	318,069
Comprehensive income (loss) attributable to noncontrolling interests	(37)		53
Comprehensive income (loss) attributable to SouFun Holdings Limited's shareholders	$ (75,026)	$ 259,402	$ 318,016
Earnings (loss) per share for Class A and Class B ordinary shares
Basic	$ (0.18)	$ 3.08	$ 3.82
Diluted	$ (0.18)	$ 2.87	$ 3.54
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	85,170,886	82,163,135	78,101,205
Diluted	85,170,886	92,208,620	84,602,678
E Commerce [Member]
Revenues
Total gross revenues	$ 474,810	$ 244,344	$ 188,107
Marketing Services [Member]
Revenues
Total gross revenues	249,862	294,484	278,322
Listing Services [Member]
Revenues
Total gross revenues	107,922	145,654	$ 161,547
Financial Services [Member]
Revenues
Total gross revenues	29,582	3,235
Other value-added services [Member]
Revenues
Other Revenues	$ 21,373	$ 15,165	$ 9,403